Note 10 - Commitments, Contingencies and Guarantees - Operating Lease Commitments (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Statement Line Items [Line Items]
Operating leases	$ 1,516
Not later than one year [member]
Statement Line Items [Line Items]
Operating leases	280
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Operating leases	505
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Operating leases	518
Later than five years [member]
Statement Line Items [Line Items]
Operating leases	$ 213